Comprehensive Earnings	12 Months Ended
Dec. 31, 2013
Equity [Abstract]
Comprehensive Earnings
Comprehensive Earnings
Accumulated other comprehensive loss, as reflected on the Consolidated Balance Sheets, is comprised of the following:

(In thousands)	December 31, 2013	December 31, 2012
Accumulated other comprehensive loss:
Net unrealized gains on marketable securities, net of tax	$300	$1,033
Net unrecognized losses and prior service cost related to defined benefit plans, net of tax	(8,699)	(13,890)
Net unrecognized gains (losses) on derivatives, net of tax	84,788	(30,820)
Foreign currency translation adjustment	(316,520)	(42,821)
	$(240,131)	$(86,498)

Components of other comprehensive earnings (loss), before tax, consist of the following:

(In thousands)	Year Ended December 31, 2013
	Gains and Losses on Derivatives in Cash Flow Hedging Relationships			Gains and Losses on Marketable Securities	Defined Benefit Plan Items	Foreign Currency Translation Adjustment	Totals
	Foreign currency forward contracts	Interest rate swaps	Total
Balance at December 31, 2012, net of tax			$(30,820)	$1,033	$(13,890)	$(42,821)	$(86,498)
Other comprehensive earnings (loss) before reclassifications, before tax			117,655	(1,244)	9,697	(273,699)	(147,591)
Amounts reclassified from accumulated other comprehensive loss, before tax:
Gain (loss) on foreign exchange forward contracts classified as cash flow hedges, included in net revenues	(60,493)		(60,493)				(60,493)
Gain (loss) on interest rate swaps classified as cash flow hedges, included in interest expense		(1,465)	(1,465)				(1,465)
Gain (loss) on interest rate swaps classified as cash flow hedges, included in other (expense) income, net		(818)	(818)				(818)
Realized gain (loss) on sale of marketable securities, included in other (expense) income, net				(116)			(116)
Amortization of prior service costs included in selling, general and administrative expenses					338		338
Amortization of actuarial gain (loss) included in selling, general and administrative expenses					1,161		1,161
Amounts reclassified from accumulated other comprehensive loss, before tax			(62,776)	(116)	1,499	—	(61,393)
Net other comprehensive earnings (loss), before tax			180,431	(1,128)	8,198	(273,699)	(86,198)
Income tax related to items of other comprehensive earnings (loss)			(64,823)	395	(3,007)	—	(67,435)
Balance at December 31, 2013, net of tax			$84,788	$300	$(8,699)	$(316,520)	$(240,131)

	Year Ended December 31,
(In thousands)	2012	2011
Defined benefit plans:
Unrecognized gain (loss) and prior service cost arising during the period	$(13,293)	$(2,998)
Less: Actuarial loss included in net earnings	(2,009)	(877)
Less: Amortization of actuarial gain included in net earnings	(354)	(106)
Net change in unrecognized losses and prior service cost related to defined benefit plans	$(10,930)	$(2,015)

Derivatives in cash flow hedging relationships:
Amount of loss recognized in AOCE on derivatives (effective portion)	$(28,116)	$(70,273)
Less: Reclassification of loss from AOCE into earnings (effective portion)	(46,603)	(21,211)
Net unrecognized loss on derivatives	$18,487	$(49,062)

Net unrealized gain on marketable securities:
Unrealized gain on marketable securities	$(1)	$228
Less: Reclassification for gain included in net earnings	71	178
Net unrealized gain on marketable securities	$(72)	$50